May 3, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:	Hartford Life Insurance Company Separate Account Twelve (“Registrant”)
333-114401 - HV-4824 – Group Variable Funding Agreements
333-114404 - HV-4900 – Group Variable Funding Agreements

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that:

1.                                                The Prospectus that would have been filed, on behalf of the Registrant, under paragraph (b) pursuant to this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 30, 2021.

If you have any questions concerning this filing, please do not hesitate to contact me at (413) 744-0748.

Very truly yours,

/s/ Sadie R. Gordon

Sadie R. Gordon, Lead Counsel, Registered

Retirement Products & Mutual Fund,

Massachusetts Mutual Life Insurance Company,

Administrator and agent and attorney-in-fact of

Talcott Resolution Life Insurance Company